Commitments and Contingencies (Details) - Schedule of maturities of lease liabilities	Dec. 31, 2021 USD ($)
Schedule of maturities of lease liabilities [Abstract]
Twelve months ended December 31, 2022	$ 65,758
Total lease payments	65,758
Less: imputed interest	(260)
Present value of lease liabilities	$ 65,498